EARNINGS PER SHARE (Details) - $ / shares	3 Months Ended								12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
EARNINGS PER SHARE [Abstract]
Weighted-average common shares issued									3,805,636	3,805,636	3,805,636
Average treasury stock shares									(1,795,615)	(1,766,468)	(1,755,194)
Average unallocated ESOP shares									(136,231)	(128,630)	(108,570)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,855,313	1,882,593	1,881,086	1,876,160	1,909,922	1,910,222	1,910,190	1,909,262	1,873,790	1,910,538	1,941,872
Additional common stock equivalents (stock options) used to calculate diluted earnings per share
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,855,313	1,882,593	1,881,086	1,876,160	1,909,922	1,910,222	1,910,190	1,909,262	1,873,790	1,910,538	1,941,872
Employee Stock Option [Member]
EARNINGS PER SHARE [Abstract]
Anti-dilutive securities									114,519	114,519	114,519
Exercise price									$ 16.20	$ 16.20	$ 16.20